Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Trade payables	975	1,184
Accrued expenses	3,924	3,749
Goods and Service Tax payable	541	—
Other payables	345	225
	5,785	5,157